Shareholder Report, Holdings (Details) - AFL CIO HOUSING INVESTMENT TRUST	Dec. 31, 2024
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.02%	[1]
AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[1]
AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[1]
Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Multifamily Permanent M B S [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.94%
Multifamily Construction Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%

[1]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.